UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  03/31
DWS Lifecycle Long Range Fund(6)

Date of fiscal year end:  09/30
DWS Mid Cap Growth Fund(3)
DWS Short Duration Plus Fund(1)
DWS Small Cap Growth Fund(3)

Date of fiscal year end:  10/31
DWS Core Fixed Income Fund(1)
DWS Diversified International Equity Fund(2)
DWS High Income Plus Fund(1)
DWS Ultra-Short Duration Fund (formerly DWS Short Duration Fund)(1)
DWS Short-Term Municipal Bond Fund(4)

Date of fiscal year end:  12/31
DWS RREEF Global Real Estate Securities Fund(5)
DWS RREEF Real Estate Securities Fund(5)
NY Tax Free Money Fund(7)
Tax Free Money Fund(7)

Date of reporting period:  7/1/10-6/30/11

(1) DWS Core Fixed Income Fund, DWS High Income Plus Fund, DWS Short Duration Plus Fund, and DWS Ultra-Short Duration Fund (formerly DWS Short Duration Fund) each a series of DWS Advisor Funds, respectively, were reorganized into DWS Core Fixed Income Fund, DWS High Income Plus Fund, DWS Short Duration Plus Fund, and DWS Ultra-Short Duration Fund (formerly DWS Short Duration Fund) each a series of DWS Income Trust, on 2/1/2011.  The surviving funds' Form N-PX will be filed on 8/30/11. (CIK:  0000747677) (Filing no. 811-04049).

(2) DWS Diversified International Equity Fund, a series of DWS Advisor Funds was reorganized into DWS Diversified International Equity Fund, a series of DWS International Fund, Inc. on 2/1/2011.  The surviving fund's Form N-PX will be filed on 8/30/11. (CIK:  0000088053) (Filing no. 811-00642).

(3) DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund, each a series of DWS Advisor Funds were reorganized into DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund, respectively, each a series of DWS Investment Trust on 2/1/2011.  The surviving funds' Form N-PX will be filed on 8/30/11. (CIK:  0000088064) (Filing no. 811-00043).

(4) DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds was reorganized into DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust on 2/1/2011.  The surviving fund’s Form N-PX will be filed on 8/30/11. (CIK:  0000203142) (Filing no. 811-02671).

 (5) DWS RREEF Global Real Estate Fund and DWS RREEF Real Estate Securities Fund, each a series of DWS Advisor Funds were reorganized into DWS RREEF Global Real Estate Fund and DWS RREEF Real Estate Securities Fund, respectively, each a series of DWS Securities Trust on 4/29/2011.  The surviving funds' Form N-PX will be filed on 8/30/11. (CIK:  0000088048) (Filing no. 811-02021).

(6) DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds was reorganized into DWS Lifecycle Long Range Fund, a series of DWS MarkeT Trust on 4/29/2011.  The surviving fund’s Form N-PX will be filed on 8/30/11. (CIK:  0000095603) (Filing no. 811-01236).

(7) NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds were reorganized into NY Tax Free Money Fund and Tax Free Money Fund Investment, respectively, each a series of DWS Money Market Trust on 4/29/2011.  The surviving funds' Form N-PX will be filed on 8/30/11. (CIK:  0000703642) (Filing no. 811-03495).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04760
Reporting Period: 07/01/2010 - 06/30/2011
DWS Advisor Funds

DWS CORE FIXED INCOME FUND
DWS DIVERSIFIED INTERNATIONAL EQUITY FUND
DWS HIGH INCOME PLUS FUND
DWS LIFECYCLE LONG RANGE FUND
DWS MID CAP GROWTH FUND
DWS RREEF GLOBAL REAL ESTATE SECURITIES FUND
DWS RREEF REAL ESTATE SECURITIES FUND
DWS ULTRA-SHORT DURATION FUND (FORMERLY DWS SHORT DURATION FUND)
DWS SHORT DURATION PLUS FUND
DWS SHORT-TERM MUNICIPAL BOND FUND
DWS SMALL CAP GROWTH FUND
NY TAX FREE MONEY FUND
TAX FREE MONEY FUND INVESTMENT

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Advisor Funds

By (Signature and Title)  /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/18/11